Events after the reporting period	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after the reporting period	Events after the reporting period
Acquisitions
Abrdn Inc.
On October 16, 2023, the Group announced intention to enter into an agreement to acquire a private equity solutions business from Abrdn Inc. (“Abrdn”). The transaction includes total consideration of up to GBP 100 million (US$125 million). Upon closing, the acquisition will launch Global Private Markets Solutions as a new investment strategy vertical for the Group in 2024. As of the issuance date of these audited consolidated financial statements the transaction has not closed.
Real Estate
On December 6, 2023, the Group announced the signing of an agreement for the acquisition of Credit Suisse’s Real Estate business in Brazil (“CSHG Real Estate”), for total cash consideration of up to approximately US$130 million. The transaction is structured with approximately US$60 million due upon completion of the standard regulatory approvals and up to an additional estimated US$70 million conditioned to the successful shareholder approval process and transfer of underlying real estate funds. The funds are listed on the Brazilian stock exchange, and together would add approximately up to US$2.4 billion in assets under management to Patria’s Real Estate platform.
The CSHG Real Estate platform invests in the Brazilian REIT market across a diverse range of market strategies including logistics, retail, office and receivables. As of the issuance date of these audited consolidated financial statements the transaction has not closed.
Energy trading
The Group completed the signing in February 2024 to acquire a controlling interest and enter a business combination with a private undisclosed energy trading company in Brazil. Consideration of up to approximately US$20.6 million can be expected to be paid as part of the capitalization of the energy trading company for the Group to acquire a controlling interest. Further details and closing are subject to regulatory approvals. As of the issuance date of these audited consolidated financial statements the transaction has not closed.
Moneda deferred consideration
On January 10, 2024, 1.88 million Class A common shares were issued per the amended Moneda transaction purchase agreement to settle the first installment due for Moneda’s deferred consideration as disclosed per note 20(b)(i).
Equity incentive program
Bonus share scheme
A new restricted stock plan program for key management compensation was launched where key management may invest up to 50% of the annual bonus in the Company’s Class A common shares at market value (“Purchased Shares”). The Company will match every share (“Matching Shares”) bought by key management in accordance with specified performance criteria of executive participants. The restricted stock plan will be subject to a 3-5 years vesting schedule. Matching shares will have the Group’s standard vesting schedule:
•1/3 after 36 months from grant date;
•1/3 after 48 months from grant date; and
•1/3 after 60 months from grant date.
The acquired shares will not have vesting criteria applicable and will not be subject to any lock-up, however, if the executive sells any of those shares before the Matching Shares are vested, the corresponding Matching Shares will be forfeited. 50% of the vested shares cannot be sold during employment of key management.
Share based grants
On February 26, 2024, the Group launched an new equity incentive program as a LTIP where eligible participants include members of the Group’s management and its employees. Beneficiaries under the second equity incentive program, will be granted rights to shares based on certain criteria (time and performance vesting conditions). The second equity incentive program will mirror the vesting conditions of the IPO grant. The defined maximum number of shares under the new grant should not exceed 5,380,000. On January 19, 2024, 3.36 million PSUs under the equity incentive program were granted to eligible participants (0.3 million subject to boost grant requirements being met). The equity incentive program filed will be used for LTIP programs as well as the partner bonus matching program for Matching Shares as disclosed in note 31(e).
The final eligibility of any beneficiary to participate in the second equity incentive program is determined by a compensation committee, created and appointed by the Company’s board of directors to administer the equity incentive program.
Dividends
On February 6, 2024 the board of directors approved a dividend of US$ 0.399 per share (US$ 59.9 million) which was paid in March 2024.
After December 31, 2023 and up until the date of authorization for issuance of the audited consolidated financial statements, there were no further significant events that occurred after the reporting period for disclosure.